Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards granted to our Chief Executive Officer and President are based on the Committee’s assessment of business environment, affordability, and corporate and individual performance. Our Chief Executive Officer recommends the equity awards granted to our executive officers, including our NEOs other than the Chief Executive Officer, which are then approved by the Committee. We believe that equity grants, subject to multi-year vesting requirements, are an important component of the total compensation mix and an important retention tool for Executive Management. Once granted, restricted stock vests ratably over a four-year period.